Supplement dated September 15, 2000*
                        to the Prospectus dated May 1, 2000
      of American Express Retirement Advisor Variable Annuity SM S-6467 C (5/00)


The "Expense Summary" examples on pages 14-17 of the prospectus apply to qualified annuities.












































S-6467- 51 A (9/00)
*Valid until April 30, 2001.